Property, Plant, and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation	$ 11.5	$ 5.4	$ 5.7
Impairment of leasehold	$ 1.8	$ 14.6	$ 0.0